NET (LOSS) INCOME ATTRIBUTABLE TO COMMON STOCKHOLDERS (Tables)	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted	The following table sets forth reconciliations of the numerators and denominators used to compute basic and diluted earnings per share (in thousands, except per share amounts):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Net (loss) income	$(810,475)	$(3,414)	$(1,276,679)	$3,435
Weighted average shares outstanding - basic	324,967	158,890	316,269	158,338
Add: Dilutive share-based compensation awards	—	—	—	19,004

Weighted average shares outstanding - diluted	324,967	158,890	316,269	177,342
Net (loss) income per share - basic	$(2.49)	$(0.02)	$(4.04)	$0.02
Net (loss) income per share - diluted	$(2.49)	$(0.02)	$(4.04)	$0.02

Schedule of Antidilutive Securities Excluded from Computation of Earnings (Loss) Per Share	Potentially dilutive securities includes securities not included in the calculation of diluted net loss per share because to do so would be anti-dilutive and contingently issuable shares for which all necessary conditions for issuance had not been satisfied by the end of the period. Potentially dilutive securities are as follows (in common stock equivalent shares, in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Stock options	30,588	4,368	30,588	—
Preferred stock	—	10,826	—	—
Warrants	18,311	6,808	18,311	—
Restricted stock and restricted stock units	52,064	54,832	52,064	54,832
Convertible Notes	68,126	—	68,126	—
SPAC Vesting Shares	1,725	—	1,725	—

Total potentially dilutive securities	170,814	76,834	170,814	54,832